COMMITMENTS AND CONTINGENCIES - Commitments - Net Office Lease Commitments (Details) CAD in Thousands	Dec. 31, 2017 CAD
Office Lease Commitments
Total	CAD 74,940
2018	11,831
2019	10,448
2020	10,647
2021	10,676
2022	10,728
Thereafter	20,610
Sublease Recoveries
Total	16,790
2018	(3,073)
2019	(3,247)
2020	(3,133)
2021	(2,971)
2022	(1,956)
Thereafter	(2,410)
Net Office Lease Commitments
Total	58,150
2018	8,758
2019	7,201
2020	7,514
2021	7,705
2022	8,772
Thereafter	CAD 18,200